Financial Instruments and Hedging Activities - Additional Information (Detail) € in Millions		12 Months Ended
	Jul. 11, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Derivative [Line Items]
Euro dominated loans, carrying value		$ 691,800,000	$ 629,300,000
Gains (Loss) recognized in other comprehensive income for effective portion of net investment hedge		28,500,000	38,400,000
Interest Rate Swap Contracts [Member]
Derivative [Line Items]
Loss on termination of interest swap agreements	$ 9,200,000
Derivative, notional amount		431,600,000.0	441,100,000
Derivative, carrying amount		10,900,000	14,000,000
Realized and unrealized loss recognized		3,000,000	12,500,000
Forward Currency Exchange Contracts [Member]
Derivative [Line Items]
Derivative, notional amount | €					€ 154.6	€ 156.0
Realized and unrealized gains recognized		$ 23,200,000	$ 23,100,000	$ 0
Net Investment Hedging [Member]
Derivative [Line Items]
Euro dominated loans, carrying value | €					€ 225.0